Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Equity Defined Protection ETF® – 1 Yr April

Innovator Growth Accelerated Plus ETF®– April

Innovator Growth-100 Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™– April

Innovator U.S. Equity Accelerated Plus ETF®– April

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – April

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026

April 1, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on March 31, 2026. Each Fund has commenced a new Outcome Period that began on April 1, 2026 and will end on March 31, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Emerging Markets Power Buffer ETF™ – April	EAPR	Gross: 24.19% Net: 23.30%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 24.19% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 to March 31, 2027.
Innovator Equity Defined Protection ETF® – 1 Yr April	ZAPR	Gross: 7.28% Net: 6.49%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.28% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from April 1, 2026 to March 31, 2027.
Innovator Growth Accelerated Plus ETF® – April	QTAP	Gross: 22.80% Net: 22.01%*	The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 22.80% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from April 1, 2026 through March 31, 2027.
Innovator Growth-100 Power Buffer ETF™ – April	NAPR	Gross: 17.23% Net: 16.44%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.23% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 to March 31, 2027.

Fund	Ticker	Cap	Investment Objective
Innovator International Developed Power Buffer ETF™ – April	IAPR	Gross: 16.99% Net: 16.14%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.99% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 to March 31, 2027.
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April	XBAP	Gross: 15.04% Net: 14.25%*	The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 15.04% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 through March 31, 2027.
Innovator U.S. Equity Accelerated Plus ETF® – April	XTAP	Gross: 19.47% Net: 18.68%*	The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 19.47% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from April 1, 2026 through March 31, 2027.
Innovator U.S. Equity Buffer ETF™ – April	BAPR	Gross: 18.49% Net: 17.70%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.49% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 to March 31, 2027.
Innovator U.S. Equity Power Buffer ETF™ – April	PAPR	Gross: 13.98% Net: 13.19%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.98% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 to March 31, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – April	UAPR	Gross: 13.03% Net: 12.24%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.03% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from April 1, 2026 to March 31, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – April	KAPR	Gross: 20.47% Net: 19.68%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 20.47% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 to March 31, 2027.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: April 1, 2026 through March 31, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference